SUPPLEMENT TO THE VARIABLE UNIVERSAL LIFE PROSPECTUS DATED MAY 1, 2024

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT VL-R

Platinum Investor III

Effective November 1, 2024, Franklin Templeton Investment Management Limited will replace Putnam Investment Management, LLC as the investment adviser for the Putnam VT International Value Fund. In addition, Franklin Templeton Investment Management Limited will be retained as a sub-adviser for the Fund.

Dated: November 25, 2024

Please keep this Supplement for future reference.